Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of intangible assets

(in thousands of €)
Opening balance as on January 1, 2017	Intangibles acquired separately	Software licenses	Total
Cost	€—	€93	€93
Accumulated amortization	—	(76)	(76)
Book value at the beginning of the year	—	17	17
Movements
Additions	—	6	6
Amortization	—	(10)	(10)
Balance as on December 31, 2017
Cost	—	99	99
Accumulated amortization	—	(86)	(86)
Book value at year end	—	13	13
Movements
Additions	—	62	62
Cost of disposals	—	(2)	(2)
Amortization	—	(19)	(19)
Accumulated ammortization on disposals	—	2	2
Balance as on December 31, 2018
Cost	—	159	159
Accumulated amortization	—	(103)	(103)
Book value at year end	—	56	56
Movements
Additions	39,881	262	40,143
Amortization	—	(38)	(38)
Balance as on December 31, 2019
Cost	39,881	421	40,302
Accumulated amortization	—	(141)	(141)
Book value at year end	€39,881	€280	€40,161